Convertible Securities and Financial Liability at Fair Value	12 Months Ended
Dec. 31, 2022
Convertible Securities and Financial Liability at Fair Value [Abstract]
CONVERTIBLE SECURITIES AND FINANCIAL LIABILITY AT FAIR VALUE

NOTE 8 - CONVERTIBLE SECURITIES AND FINANCIAL LIABILITY AT FAIR VALUE:

A.	In October and November 2018, the Company entered into a convertible securities agreement (the “Convertible Securities”) with investors (the “Noteholders”), according to which the Company issued 1,286 notes (face value of $ 3,465 per note) to the Noteholders for an aggregate principal amount of $4,050. The Convertible Securities matured 18 months after the issuance date and are convertible into an aggregate of 5,980 ordinary shares of the Company. Each Convertible Security is convertible into such number of ordinary shares equal to the product of the number of Convertible Securities converted and the face value of $3,465 per Convertible Security, divided by exchange rate of $0.727 and divided by the fixed conversion price of AUD 1,059.1 (approximately $719.7). In addition, the Company issued to the Noteholders 276 ordinary shares of the Company and warrants (the “Convertible Securities Warrants”) to purchase an aggregate of 1,478 ordinary shares with an exercise price of AUD 1,231.7 (approximately $836.9) per share, which will expire on October 31, 2023.

For lead manager services, the Company granted a warrant to purchase an aggregate of 386 ordinary shares with an exercise price of AUD 1,231.7 (approximately $836.9), which will expire on October 31, 2023.

The Convertible Securities Warrants were classified as a derivative financial liability and are re-measured each reporting date, with changes in fair value recognized in finance expense (income), net, since the exercise price is denominated in AUD and the functional currency of the Company is the USD.

The Company designated upon initial recognition that the Convertible Securities be measured at fair value through profit or loss. The transaction costs for lead manager services were recorded through profit or loss and equity proportionately among the fair value of the issued securities (notes, Convertible Securities, warrants, and ordinary shares).

As of December 31, 2020, the Company had fulfilled and repaid all its obligations under this Convertible Securities agreement.

As of December 31, 2022 and 2021, the fair value amount of those warrants was $0 and $1 respectively.

B.	On December 21, 2020, the Company entered into a CLA transaction (the “CLA Transaction”), whereby the Company entered into a securities purchase agreement, including convertible debentures and warrants to purchase the Company’s ordinary shares, with Alpha Capital Anstalt (“Alpha”), pursuant to which the Company obtained a convertible loan in an aggregate amount of $350, against issuance of convertible debentures (the “December 2020 Financing Debentures”), and warrants to purchase 2,277 ordinary shares of the Company (the “December 2020 Financing Warrants”).

The December 2020 Financing Warrants have an exercise price per share equal to the per share price of the Company’s ordinary shares in the Nasdaq IPO in June, subject to standard adjustments and have a five-year term.

Alpha was also provided a right to purchase $150 additional convertible debentures on the same terms for a period of six months from the date of the CLA Transaction. On February 17, 2021, Alpha exercised the foregoing right to purchase $150 against issuance of additional convertible debentures and warrants to purchase 976 ordinary shares, on the same terms as the CLA Transaction.

In 2020, the convertible debentures, as well as the warrants and the right to purchase additional convertible debentures were classified as a derivative financial liability.

During October 2021 the company repaid the two convertible debentures to Alpha along with the accrued interest due.

As of December 31, 2022 and 2021, the fair value amount of those warrants was $0 and $37, respectively.

C.	In April 2021, the Company entered into a securities purchase agreement, including convertible debentures and warrants to purchase the Company’s ordinary shares, with Jonathan B. Rubini (“Rubini”), pursuant to which the Company obtained a convertible loan in an aggregate amount of $600, against issuance of convertible debentures, and warrants to purchase 3,903 ordinary shares with an exercise price equal to the per share price of the Company’s ordinary shares in the Nasdaq IPO in June 2021 and an expiration date of April 2026. The debentures had a six-month term from issuance and bore interest at 10% per annum. Since the Company did not pay the debenture within the six months term and until October 7, 2021, according to the agreement, the interest rises to 12% per annum until April 2022 and then the interest rate will increase to 16% per annum until a repayment date of October 7, 2023 (“repayment date”). If the Company has not paid the principal amount as of the repayment date the conversion price shall be $1.4 per share. As of December 31, 2021, the total amount of this financial liability was $648 (including the accrued interest) and the fair value amount of above warrants were $47.

In June 2022, the Company and Rubini signed an amended and restated convertible debenture which amended the terms of the original convertible debenture agreement signed on April 7, 2021. According to the amended and restated agreement the Company promised to pay Rubini the principal sum of $600 on October 7, 2022 (the “Maturity Date”) which is a one year extension from the maturity date set forth in the original debenture. The Company shall pay interest to the holder on the aggregate unconverted and then outstanding principal amount of this debenture at the rate of 10% per annum, payable on the maturity date and thereafter subject to increase. In the event the Company has not paid the principal amount of this debenture and all accrued but unpaid interest in full as of the maturity date then the interest shall increase to 12% per annum until April 7, 2023 and then the interest rate will increase to 16% per annum until paid in full. If the Company has not paid the principal amount as of the repayment date the conversion price shall be $1.40 per share.

In October 2022, the Company and Rubini signed an additional amended and restated convertible debenture which amended the terms of the amended and restated convertible debenture agreement by extending the repayment date of principal and interest. signed June 2022. According to the amended and restated agreement the Company promised to pay Rubini the principal sum of $600 on October 1, 2022 (the “Maturity Date”) which is nearly a one year extension from the maturity date set forth in the original debenture. The Company shall pay interest to the holder on the aggregate unconverted and then outstanding principal amount of this debenture at the rate of 10% per annum, payable on the maturity date and thereafter subject to increase. In the event the Company has not paid the principal amount of this debenture and all accrued but unpaid interest in full as of the maturity date then the interest shall increase to 18% per annum until paid in full. If the Company has not paid the principal amount as of the repayment date the conversion price shall be $1.40 per share.

Since the amendments of this convertible debenture were considered to be non-substantial, the Company accounted for it as an adjustment to the existing liability. The amended convertible debenture is now measured at amortized cost using the effective interest method and as of December 31, 2022, the total amount of this convertible debenture liability was $737 and the fair value on December 31, 2022 of above warrants was $1.

This convertible debenture was fully repaid in April 2023.

D.	In December 2021, the Company entered into a Convertible Loan Agreement (“Lind CLA Agreement”) transaction (the “December 2021 Note”) whereby the Company entered into a securities purchase agreement relating to the purchase and sale of a senior convertible note for gross proceeds of US$5,000 with Lind Global Partners (“Lind”). The Lind CLA agreement provides for, among other things, the issuance of the December 2021 Note with a $5,800 face value, with a 24-month maturity, and a fixed conversion price of $122.5 per share (or Conversion Price) of the Company’s ordinary shares. At any time following the date that is earlier of (1) the date that is six month of the issuance date or (2) the date of effectiveness of a registration statement covering the underlying conversion shares this Note shall be convertible. The Company is required to make principal payments in 20 equal monthly instalments commencing 120 days after funding (the “Repayment”).

At the Company discretion, the repayments can be made in: (i) cash; (ii) ordinary shares (after ordinary shares are registered) (or the Repayment Shares); or a combination of both. Repayment Shares will be priced at 90% of the average of the five lowest daily VWAPs (Volume Weighted Average Price).

Additionally, the December 2021 Note ranks senior to other of the Company debt. Further, the Lind CLA Agreement provides that Lind will also receive a common shares purchase warrant to purchase up to 32,766 ordinary shares of the Company (the “December 2021 Warrant”). The December 2021 Warrant may be exercisable with cash payment for 60 months with an exercise price of $122.5 per ordinary share (subject to adjustments) and may be exercised on a cashless basis at any time after the earlier of (a) 120 days following the issuing date or (b) in the event that a registration statement covering the underlying Common Shares is not deemed effective. Lind was also granted a 12-month right to participate in a future financing.

The Company has repaid in full the convertible loan in two instalments, an amount of $2.5 million was repaid in February 2022 and the remaining balance was repaid in April 2022 and as part of the April 2022 private issuance described above.

As of December 31, 2021, the fair value amount of this convertible note was $7,242 and the fair value amount of the warrants was $1,174.

Following the April 18, 2022, securities purchase agreement the warrants to purchase an aggregate of 32,766 ordinary share of the Company that were issued to Lind Global in December 2021 have been amended to have a reduced exercise price of $52.5 per ordinary share. In July 2022, this warrants and other warrants which were issued to Lind Global were canceled and new warrants were issued, see below in paragraph H.

E.	In January 2022, the Company entered into a definitive securities purchase agreement with Armistice Capital Fund Ltd (“Armistice”) for the issuance, in a private placement, of an aggregate of 68,571 ordinary shares par value $3.15 per share or pre-funded warrants and warrants (or the “Ordinary Warrants”) to purchase up to an aggregate of 68,572 ordinary shares, at a purchase price of $175 per ordinary share (or pre-funded warrant) and associated warrant. The gross proceeds to the Company from this private placement were $12,000.

The Ordinary Warrants have an exercise price of $175 per share, were exercisable immediately upon issuance and will have a term of five (5) years. The pre-funded warrants, and the associated Ordinary Warrant, were sold at a price of $175 each, including the pre-funded warrant exercise price of $0.0035 per ordinary share. The pre-funded warrants were exercisable at any time after the date of issuance upon payment of the exercise price.

The Ordinary Warrants and the pre-funded warrants were classified as a derivative financial liability.

The initial fair value of the Ordinary Warrants and of the pre-funded warrants at issuance was $4,944 and $3,440, respectively and transaction costs were $1,993 that were paid in cash and additional cost of $248 representing the fair value of 3,435 warrants granted to the placement agent for such private placement.

In July 2022, this warrants and other warrants which were issued to Armistice were canceled and new warrants were issued, see below in paragraph G.

The Company remeasured the pre-funded warrants fair value at March 25, 2022 (date of exercise) as $1,152 and the change in fair value was recorded in the Consolidated statement of comprehensive loss.

All of those pre-funded warrants were exercised on March 25, 2022, and 22,857 ordinary shares were issued in consideration for $0.0035 per share.

As a result of the above, Lind Global Fund II LP (“Lind Global”) exercised its right of participation, and the Company entered into a definitive securities purchase agreement with Lind Global (the “Lind SPA”) for the issuance, in a private placement, of an aggregate of 571 ordinary shares par value $3.15 per share and Ordinary Warrants to purchase up to an aggregate of 572 ordinary shares, at a purchase price of $175 per ordinary share and associated warrant.

The terms of the Lind SPA are substantially similar to the terms of the aforementioned securities purchase agreement, and the terms of the Ordinary Warrants issued pursuant to the Lind SPA are substantially similar to the terms of the warrants issued pursuant to the aforementioned securities purchase agreement.

The warrants were classified as a derivative financial liability and the initial fair value of the warrants at issuance was $83.

In July 2022 this warrants and other warrants which were issued to Lind Global were canceled and new warrants were issued, see below in paragraph H.

In April 2022, the Company entered into a definitive securities purchase agreement with Armistice Capital Fund Ltd (“Armistice”) for the issuance, in a private placement, of an aggregate of 142,857 ordinary shares par value $3.15 per share or pre-funded warrants and warrants (or the “Ordinary Warrants”) to purchase up to an aggregate of 178,572 ordinary shares, at a purchase price of $52.5 per ordinary share (or pre-funded warrant) and associated warrants.

The gross proceeds to the Company from this private placement were $7,500.

The Ordinary Warrants have an exercise price of $52.5 per share, were exercisable immediately upon issuance and will have a term of five (5) years. The pre-funded warrants, and the associated Ordinary Warrant, were sold at a price of $52.5 each, including the pre-funded warrant exercise price of $0.0035 per ordinary share. The pre-funded warrants were exercisable at any time after the date of issuance upon payment of the exercise price.

The Ordinary Warrants and the pre-funded warrants were classified as a derivative financial liability. The initial fair value of the Ordinary Warrants and of the pre-funded warrants at issuance was $4,489 and $3,160, respectively and transaction costs were $680 that were paid in cash and additional cost of $254 representing the fair value of 7,150 warrants granted to the underwriters.

In July 2022 this warrants and other warrants which were issued to Armistice were canceled and new warrants were issued, see below in paragraph G.

All of the pre-funded warrants were exercised on June 17, 2022 and 91,428 ordinary shares were issued in consideration for $0.0035 per share.

F.	In April 2022, the Company entered into an Amendment with the holder, Armistice , of its warrants, as mentioned above in paragraph (E), to purchase up to an aggregate of 68,572 ordinary shares, with a purchase price of $175 per ordinary Share. The February Warrants were issued pursuant to a securities purchase agreement dated January 30, 2021. The Amendment modified the exercise price per ordinary share of the February Warrants to $52.5.

In July 2022 the holder exercised its rights under the Warrants to purchase 68,072 Ordinary shares of the Company in consideration for $2,000, representing an exercise price of $29.4 per share. The remaining purchase rights under these Warrants were cancelled (the remaining of 68,572 and 178,572 warrants were canceled and new warrants were issued to Armistice. See also below in paragraph (G).

As a result of the Prior SPA as mentioned above, on April 20, 2022, Lind Global Fund II LP (“Lind Global”) exercised its right of participation, and the Company entered into a definitive securities purchase agreement with Lind Global (the “Lind SPA”) for the issuance, in a private placement, of an aggregate of 9,523 ordinary shares par value $3.15 per share and warrants (or the “Ordinary Warrants”) to purchase up to an aggregate of 11,905 ordinary shares, at a purchase price of $52.5 per ordinary share and associated warrant. The warrants were classified as a derivative financial liability and the initial fair value of the warrants at issuance was $497.

The terms of the Lind SPA are substantially similar to the terms of the aforementioned securities purchase agreement, and the terms of the Ordinary Warrants issued pursuant to the Lind SPA are substantially similar to the terms of the warrants issued pursuant to the aforementioned securities purchase agreement. Also, all the warrants to purchase an aggregate of 572 ordinary shares of the Company that were issued to Lind Global in February 2022 have been amended to have a reduced exercise price of $52.5 per ordinary share.

G.	In July 2022, the Company issued a warrant to purchase Ordinary Share to Armistice to purchase up to an aggregate of 264,150 ordinary shares, at exercise price of $32.55 per ordinary share. The warrant shall become vested and exercisable in whole or in part on or after January 20, 2023 and shall be exercisable over 5-year and 9-months term, commencing on the grant date.

This Warrant was issued further to that certain Securities Purchase Agreement dated as of July 18, 2022 and replaced those certain Ordinary Share Purchase Warrants issued to the holder in February 2022 and April 2022.

The Warrant was classified as a derivative financial liability. The initial fair value of the Warrant at issuance was $2,712. The Company remeasured the Warrant fair value at December 31, 2022 as $380 and the change in fair value was recorded in the Consolidated statement of comprehensive loss.

H.	In July 2022, the Company issued an Ordinary Share Purchase Warrant to Lind to purchase up to an aggregate of 45,242 ordinary shares, at a purchase price of $32.55 per ordinary share. The warrant shall become vested and exercisable in whole or in part on or after July 20, 2022, and shall be exercisable over 6-year and 3-months term, commencing on the grant date. This Warrant was issued further to that certain Securities Purchase Agreement dated as of July 18, 2022 and replaced those certain Ordinary Share Purchase Warrants issued to the holder in December 2021, February 2022 and April 2022, all of which have been cancelled.

The Warrant was classified as a derivative financial liability. The initial fair value of the Warrant at issuance was $465. The Company remeasured the Warrant fair value at December 31, 2022 as $65 and the change in fair value was recorded in the Consolidated statement of comprehensive loss.

As of December 31, 2022 the fair value measurement of the warrants was determined using the Black Scholes model. a Monte-Carlo simulation model. The main assumptions used in the valuation model were: (1) risk free rate 3.17%; (2) volatility of assets 100%; and (3) original time until expiration -5 years.

I.	In October 2022, the Company entered into an agreement with Jonathan B. Rubini, or the Investor, in connection with a private placement investment for 79,365 Ordinary Shares, and 79,366 warrants exercisable at $6.30 to purchase 79,366 Ordinary Shares with price of $6.30 per share and associated warrant, for aggregate consideration of $500. The warrants have an exercise price of $6.3 per share, were exercisable at any time after November 24,2022 and will have a term of five (5) years.

The Warrant was classified as a derivative financial liability. The initial fair value of the warrant at issuance was $457. The Company remeasured the warrant fair value on December 31, 2022 as $173 and the change in fair value was recorded in the Consolidated statement of comprehensive loss.

J.	The warrants in this Note were classified as a derivative financial liability, since, among the rest, the exercise price might differ in some conditions.